LOSSES DURING THE DEVELOPMENT STAGE AND MANAGEMENT'S PLANS	15 Months Ended
Sep. 30, 2011
LOSSES DURING THE DEVELOPMENT STAGE AND MANAGEMENT'S PLANS [Text Block]

2. LOSSES DURING THE DEVELOPMENT STAGE AND MANAGEMENT’S PLANS

Through June 30, 2011, the Company incurred development stage losses totaling approximately $194,643,955 and at June 30, 2011 had working capital of $(2,705,943). Funding in our traditional capital markets was difficult during FYE 2010 and 2011.

Through September 30, 2011, the Company had incurred cumulative (a) development stage losses totaling $(200,823,177), (b) stockholders’ deficit of ($5,049,816), and (c) negative cash flow from operations equal to ($87,885,311).

The Company was able to enter into convertible debt arrangements with independent investors to provide liquidity and capital resources during the year. Such arrangements have provided the Company with cash in the amounts of $4,511,000 and $1,619,000 during FYE 2010 and 2011 respectively. These arrangements will likely need to be revised to continue to provide a portion of the working capital anticipated to be needed during the next fiscal year. In addition and from time to time during FYE 2010 and 2011, the Company raised necessary working capital via bridge loans from officers and private placements of equity. Such loans have subsequently received partial repayments (see notes payable to officers-discussed in Note 9).

The Company is currently focused on the continued development and commercialization of its "Always Ready" battery product using the science of nanotechnology. The Company believes that such battery has a much longer shelf life than conventional batteries and will have significant commercial and military applications. The Company is also actively working on the commercialization and marketing of its emergency flashlight, the mPower Emergency Illuminator. The Company has suspended development of its magnetometer sensor devices and discontinued all activities related to its IPTV business. It is unclear whether any intellectual property related to those operations will have significant value.

The Company’s ability to continue as a going concern and its future success is dependent upon its ability to raise capital in the near term to: (1) satisfy its current obligations, (2) continue its research and development efforts, and (3) successfully develop, market and sell its products. The Company believes that it will be able to complete the necessary steps in order to meet its cash flow requirements throughout fiscal 2011 and continue its development and commercialization efforts.

However, there can be no assurance that mPhase will generate sufficient revenues to provide positive cash flows from operations or that sufficient capital will be available, when required, to permit the Company to realize its plans. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.